CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total Stockholders' Equity	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Distributions in excess of accumulated earnings	Non-controlling Interests	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjustment Total Stockholders' Equity	Cumulative Effect, Period of Adoption, Adjustment Distributions in excess of accumulated earnings
Beginning Balance (in shares) at Dec. 31, 2018				91,963,532
Beginning Balance at Dec. 31, 2018	$ 1,240,934	$ 1,233,137		$ 919	$ 2,031,967	$ 4,582	$ (804,331)	$ 7,797	$ (87)	$ (87)	$ (87)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued through distribution reinvestment plan (in shares)				723,245
Common stock issued through distribution reinvestment plan	13,951	13,951		$ 7	13,944
Common stock repurchases (in shares)				(656,433)
Common stock repurchases	(13,293)	(13,293)		$ (7)	(13,286)
Share-based compensation, net	645	645			645
Distributions declared on common stock	(39,077)	(39,077)					(39,077)
Preferred stock dividends	0
Distributions to non-controlling interest holders	(173)							(173)
Other comprehensive loss	(10,835)	(10,835)				(10,835)
Net loss	(11,206)	(11,165)					(11,165)	(41)
Rebalancing of ownership percentage	0	1,648			1,648			(1,648)
Ending Balance (in shares) at Jun. 30, 2019				92,030,344
Ending Balance at Jun. 30, 2019	1,180,859	1,174,924		$ 919	2,034,918	(6,253)	(854,660)	5,935
Beginning Balance (in shares) at Dec. 31, 2018				91,963,532
Beginning Balance at Dec. 31, 2018	1,240,934	1,233,137		$ 919	2,031,967	4,582	(804,331)	7,797	$ (87)	$ (87)	$ (87)
Ending Balance (in shares) at Dec. 31, 2019			1,610,000	92,356,664
Ending Balance at Dec. 31, 2019	$ 1,106,744	1,101,334	$ 16	$ 923	2,078,628	(7,043)	(971,190)	5,410
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201602Member
Beginning Balance (in shares) at Mar. 31, 2019				92,308,777
Beginning Balance at Mar. 31, 2019	$ 1,221,233	1,213,502		$ 922	2,039,269	2,163	(828,852)	7,731
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued through distribution reinvestment plan (in shares)				378,000
Common stock issued through distribution reinvestment plan	6,968	6,968		$ 4	6,964
Common stock repurchases (in shares)				(656,433)
Common stock repurchases	(13,293)	(13,293)		$ (7)	(13,286)
Share-based compensation, net	323	323			323
Distributions declared on common stock	(19,754)	(19,754)					(19,754)
Preferred stock dividends	0
Distributions to non-controlling interest holders	(88)							(88)
Other comprehensive loss	(8,416)	(8,416)				(8,416)
Net loss	(6,114)	(6,054)					(6,054)	(60)
Rebalancing of ownership percentage	0	1,648			1,648			(1,648)
Ending Balance (in shares) at Jun. 30, 2019				92,030,344
Ending Balance at Jun. 30, 2019	1,180,859	1,174,924		$ 919	2,034,918	(6,253)	(854,660)	5,935
Beginning Balance (in shares) at Dec. 31, 2019			1,610,000	92,356,664
Beginning Balance at Dec. 31, 2019	1,106,744	1,101,334	$ 16	$ 923	2,078,628	(7,043)	(971,190)	5,410
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Preferred Stock, net	$ (366)	(366)			(366)
Common stock issued through distribution reinvestment plan (in shares)	700,000			746,627
Common stock issued through distribution reinvestment plan	$ 12,589	12,589		$ 8	12,581
Common stock repurchases (in shares)				(705,101)
Common stock repurchases	(10,546)	(10,546)		$ (7)	(10,539)
Share-based compensation, net	676	676			676
Distributions declared on common stock	(39,269)	(39,269)					(39,269)
Preferred stock dividends	(1,492)	(1,492)					(1,492)
Distributions to non-controlling interest holders	(173)							(173)
Unrealized loss on designated derivative	(39,620)	(39,620)				(39,620)
Net loss	(46,237)	(46,063)					(46,063)	(174)
Rebalancing of ownership percentage	0	268			94	174		(268)
Ending Balance (in shares) at Jun. 30, 2020			1,610,000	92,398,190
Ending Balance at Jun. 30, 2020	982,306	977,511	$ 16	$ 924	2,081,074	(46,489)	(1,058,014)	4,795
Beginning Balance (in shares) at Mar. 31, 2020			1,610,000	92,012,616
Beginning Balance at Mar. 31, 2020	1,021,172	1,015,935	$ 16	$ 920	2,074,745	(44,308)	(1,015,438)	5,237
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Preferred Stock, net	(366)	(366)			(366)
Common stock issued through distribution reinvestment plan (in shares)				385,574
Common stock issued through distribution reinvestment plan	6,267	6,267		$ 4	6,263
Share-based compensation, net	338	338			338
Distributions declared on common stock	(19,765)	(19,765)					(19,765)
Preferred stock dividends	(750)	(750)					(750)
Distributions to non-controlling interest holders	(87)							(87)
Unrealized loss on designated derivative	(2,355)	(2,355)				(2,355)
Net loss	(22,148)	(22,061)					(22,061)	(87)
Rebalancing of ownership percentage	0	268			94	174		(268)
Ending Balance (in shares) at Jun. 30, 2020			1,610,000	92,398,190
Ending Balance at Jun. 30, 2020	$ 982,306	$ 977,511	$ 16	$ 924	$ 2,081,074	$ (46,489)	$ (1,058,014)	$ 4,795